Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ (9,851)	$ (4,559)	$ (291)
Additions	(6,748)	(5,292)	(4,268)
Write-off	0	0	0
Ending balance	$ (16,599)	$ (9,851)	$ (4,559)